INCOME TAXES - Schedule of Movement in Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	$ (643.0)	$ 201.5
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(7.2)	(590.1)
(Charged) / credited to earnings	(59.8)	(254.4)
Net deferred income tax liabilities, ending balance	(710.0)	(643.0)
Deferred income tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	564.0	974.7
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.9	(342.4)
(Charged) / credited to earnings	(37.6)	(68.3)
Net deferred income tax liabilities, ending balance	527.3	564.0
Decommissioning liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	146.6	167.4
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	(1.6)
(Charged) / credited to earnings	(7.4)	(19.2)
Net deferred income tax liabilities, ending balance	139.2	146.6
Income tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	315.8	744.6
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	(348.2)
(Charged) / credited to earnings	(99.3)	(80.6)
Net deferred income tax liabilities, ending balance	216.5	315.8
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	13.4	2.1
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(6.1)	11.3
Net deferred income tax liabilities, ending balance	7.3	13.4
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	35.0	30.7
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.6
(Charged) / credited to earnings	111.7	3.7
Net deferred income tax liabilities, ending balance	146.7	35.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	53.2	29.9
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.9	6.8
(Charged) / credited to earnings	(36.5)	16.5
Net deferred income tax liabilities, ending balance	17.6	53.2
Deferred income tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	(1,207.0)	(773.2)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(8.1)	(247.7)
(Charged) / credited to earnings	(22.2)	(186.1)
Net deferred income tax liabilities, ending balance	(1,237.3)	(1,207.0)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	(1,127.2)	(743.1)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(8.1)	(244.2)
(Charged) / credited to earnings	59.9	(139.9)
Net deferred income tax liabilities, ending balance	(1,075.4)	(1,127.2)
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	(55.0)	(10.8)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	(2.9)
(Charged) / credited to earnings	29.7	(41.3)
Net deferred income tax liabilities, ending balance	(25.3)	(55.0)
ROU asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, ending balance	(24.8)	(19.3)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	(0.6)
(Charged) / credited to earnings	(111.8)	(4.9)
Net deferred income tax liabilities, ending balance	$ (136.6)	$ (24.8)